Retirement Benefit Plans - Summary of Sensitivity Analysis on Defined Obligations (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Actuarial assumption of discount rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	$ (18,137)	$ (555,181)	$ (455,158)
Change in defined obligation due to decrease in actuarial assumption	19,702	603,089	461,891
Actuarial assumption of expected rates of salary increases [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in defined obligation due to increase in actuarial assumption	19,331	591,712	453,792
Change in defined obligation due to decrease in actuarial assumption	$ (17,887)	$ (547,522)	$ (444,493)